Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions (Detail) - USD ($)
$ in Millions
	Jun. 30, 2024	Jun. 30, 2023
Provisions [abstract]
Employee benefits	$ 1,698	$ 1,749
Restructuring	45	28
Post-retirement employee benefits	300	373
Total provisions	2,043	2,150
Current	1,677	1,734
Non-current	$ 366	$ 416